Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2009	$ 14	$ 13,442	$ (735)	$ (1,323)	$ 1	$ 5,987	$ 17,386
BALANCE (in shares) at Dec. 31, 2009	1,299,712
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(2)		70			68
Treasury stock purchased (in shares)	(307,276)
Treasury stock purchased			(2,901)				(2,901)
Stock based compensation expense		118					118
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(137)	(137)
Net income						671	671
Unrealized loss (gain) on securities AFS, net of deferred taxes					(14)		(14)
Comprehensive income							657
BALANCE at Dec. 31, 2010	14	13,478	(3,636)	(1,173)	(13)	6,521	15,191
BALANCE (in shares) at Dec. 31, 2010	992,436						992,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(4)		86			82
Treasury stock purchased (in shares)	(5,310)
Treasury stock purchased			(47)				(47)
Stock based compensation expense		119					119
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(134)	(134)
Net income						528	528
Unrealized loss (gain) on securities AFS, net of deferred taxes					(43)		(43)
Comprehensive income							485
BALANCE at Dec. 31, 2011	$ 14	$ 13,513	$ (3,683)	$ (1,007)	$ (56)	$ 6,915	$ 15,696
BALANCE (in shares) at Dec. 31, 2011	987,126						987,126